Other Liabilities	3 Months Ended
Mar. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Liabilities

13. OTHER LIABILITIES

A summary of “Other liabilities” as of March 31, 2018 and December 31, 2017 is as follows:

	March 31, 2018	December 31, 2017
	(in millions)
Repurchase price on buy-back agreements	$2,290	$2,176
Warranty and campaign programs	959	932
Marketing and sales incentive programs	1,265	1,335
Tax payables	731	765
Accrued expenses and deferred income	591	610
Accrued employee benefits	671	752
Legal reserves and other provisions	400	384
Contract reserve	280	344
Contract liabilities(1)	1,500	1,498
Restructuring reserve	56	60
Other	864	738
Total	$9,607	$9,594
(1)	Contract liabilities also include $906 million and $926 million at March 31, 2018 and December 31, 2017, respectively, for future rents related to buy-back agreements.

Warranty and Campaign Program

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three months ended March 31, 2018 and 2017 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended March 31,
	2018	2017
	(in millions)
Balance at beginning of period	$932	$792
Current year additions	204	175
Claims paid	(201)	(162)
Currency translation adjustment and other	24	1
Balance at March 31	$959	$806

Restructuring Provision

The Company incurred restructuring expenses of $3 million and $12 million during the three months ended March 31, 2018 and 2017. The expenses during the three months ended March 31, 2018 primarily related to actions in Commercial Vehicles as part of the Company’s Efficiency Program launched in 2014.